Financial risk management	6 Months Ended
Jun. 30, 2024
Financial risk management
Financial risk management

Note 7

Financial risk management

Financial risk factors

The Group’s activities expose the Group to market risk, including currency risk and interest rate risk, credit risk, and liquidity risk.

The financial risk management of the Group is performed by the Management of Cadeler and overseen by the Board of Directors and Audit Committee. The fair value of the Group’s financial assets and liabilities as of 30 June 2024 does not deviate materially from the carrying amounts as of 30 June 2024.

Financial risks and how the Group manages its risks, are addressed in Note 24 to the consolidated financial statements in Annual Report 2023. The risks in 2024 remain similar in nature.

Quantitative and qualitative disclosures about market risk

Currency risk

The largest currency exposure of the Group is the future instalments for the new P, A and M-class vessels in USD (USD 1.6 billion). More details can be found in Note 25 to the consolidated financial statements in Annual Report 2023 with regard to the hedging instruments used to mitigate this currency risk. Management and the Board of Directors evaluate the potential cost and benefits of currency exposure on an ongoing basis.

Interest rate risk

The Group’s current exposure to the risk of changes in market interest rates relates primarily to the New Debt facility, the P-Class facility, M-Class facility and Holdco facility. More details can be found in Note 25 to the consolidated financial statements in Annual Report 2023 with regard to the hedging instruments used to mitigate this risk.

The New Debt facility and Holdco facility are based on a EURIBOR 3M interest rate plus a margin. The EURIBOR interest rate has a floor of 0bps and was 3.8% and 3.6% at 30 June 2024 and 30 June 2023, respectively.

Liquidity risk

The Group manages liquidity risk by maintaining sufficient cash and available funding through committed credit facilities and guarantees to enable it to meet its operational requirements and instalments for the newbuild vessels signed. On 22 May 2024, the Group placed a new order for the third A-Class WFIV, Wind Apex. The intended equity portion of the contract value will be fully financed with a portion of the proceeds from the private placement completed on 15 February 2024. Please refer to Note 11 for a detailed disclosure of the contract obligation for the construction of the newbuild vessels.

Note 7

Financial risk management

Continued from previous page

The following table shows a detailed disclosure of the Group’s current facilities:

As of 30 June 2024

EUR Millions	Utilised	Unused

Secured
New Debt Facility (RCF + term loan)	262	188
New Debt Facility - Guarantee	64	36
Total New Debt Facility	326	224
P-Class Facility	-	425
M-Class Facility (USD 436 million)	-	403

Unsecured
HoldCo Facility	80	-
Total (excluding Guarantee facility)	342	1,016

Change in debt to credit institutions during the period:

EUR’000	30 June 2024	30 June 2023
Debt to credit institutions at 1 January	(205,572)	(115,002)
New loan	(130,000)	-
Loan fees	499	-
Interest expense (non-cash)	(4,300)	(409)
Debt to credit institutions at 30 June	(339,372)	(115,411)

Note 7

Financial risk management

Continued from previous page

Total fees paid in H1 2024 as per Consolidated Statement of Cash Flows amounts to EUR 1.7 million of which EUR 1.2 million have been included in Prepayments.

On 7 February 2024, the Group secured additional capital, increasing the Holdco Facility from EUR 50 million to EUR 80 million. The proceeds from the Holdco Facility are intended to be used in part for the funding of the wind installation activities of the Group and in part for general corporate purposes. On 28 June 2024, the Group utilised the remaining EUR 30 million under the Holdco Facility.

On 22 March 2024, the Group utilised EUR 50 million of the EUR 100 million term loan available under the New Debt Facility for the Wind Orca main crane upgrade. Additionally, on 3 April 2024, the Group utilised the remaining EUR 50 million for the Wind Osprey main crane upgrade.

Fair value measurement

The Group measures certain financial instruments at fair value at each balance sheet date. Currently, the Company has derivatives measured at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the balance sheet date.

There are no significant changes in the methods and assumptions used in determining the fair value of the financial instruments. Please refer to note 25 to the consolidated financial statements in Annual Report 2023 for a detailed description of the derivative financial instruments of the Group.

The table below shows the fair value of derivatives:

EUR’000	30 June 2024	31 December 2023

Derivative assets measured at fair value
Interest rate swap - recycled through OCI	397	338
Interest rate swap	441	-
FX forward contracts	1,950	-
Time value through OCI	2,682	-
Total derivative assets	5,470	338

Derivative liabilities measured at fair value
Interest rate swap	3,609	11,789
FX forward contracts	-	5,338
Option collars	-	810
Time value through OCI	120	3,621
Derivatives ineffective hedges	-	403
Total derivative liabilities	3,729	21,961

As of 30 June 2024, the fair value of the derivative assets amounted to EUR 5,470 thousands compared to EUR 338 thousands in the comparative period, and derivative liabilities amounted to EUR 3,729 thousand, a decrease compared to EUR 21,961 thousands at 31 December 2023. The increase is mainly due to reduced expectations for rate cuts following persistent inflation and solid economic data, which led to higher rates and a stronger USD.

As of June 30, 2024, derivatives liabilities measured at fair value through profit or loss amounted to EUR nil (FY 2023: EUR 403 thousand loss).

The fair value hierarchy for the above derivative financial instruments is Level 2.